Supplemental Financial Information - Summary of Inventories (Details) - USD ($) $ in Millions	Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 1,097		$ 1,053		$ 900
Work in process	107		91		104
Finished goods	1,052		1,011		942
Inventories	$ 2,256	[1]	$ 2,155	[1],[2]	$ 1,946	[2]

[1]	Certain inventory items are long-term in nature and therefore have been recognized within All other assets in the Condensed Consolidated and Combined Statements of Financial Position.
[2]	Certain inventory items are long-term in nature and therefore have been recognized within All other assets in the Combined Statements of Financial Position. See the supplemental table for “All Other Current and Non-Current Assets” for further information.